SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Revenues from different product groups and services (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Segment reporting
Net revenues	¥ 8,203,157	$ 1,257,189	¥ 3,952,053	¥ 1,785,970
Product
Segment reporting
Net revenues	8,156,672		3,929,698	1,771,144
Drugs
Segment reporting
Net revenues	7,398,433		3,595,419	1,490,834
Nutritional supplements
Segment reporting
Net revenues	559,239		245,644	190,425
Contact lenses.
Segment reporting
Net revenues	3,420		18,110	47,295
Medical supplies and devices
Segment reporting
Net revenues	149,051		50,178	26,563
Other products.
Segment reporting
Net revenues	46,529		20,347	16,027
Service
Segment reporting
Net revenues	46,485		22,355	14,826
MP Service
Segment reporting
Net revenues	30,533		17,239	12,490
Other Services
Segment reporting
Net revenues	¥ 15,952		¥ 5,116	¥ 2,336